Consolidated Statement Of Financial Position - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Intangible assets	€ 455,908	€ 425,220
Property, plant and equipment	126,139	111,474
Right-of-use assets	375,508	370,470
Investments accounted for using the equity method	22,648	22,447
Deferred tax assets	124,627	108,210
Other non-current financial assets	36,240	35,372
Total non-current assets	1,141,070	1,073,193
Current assets
Inventories	410,851	338,475
Trade receivables	177,213	160,360
Derivative financial instruments	22,454	1,786
Tax receivables	15,350	14,966
Other current financial assets	320,894	340,380
Other current assets	84,574	68,773
Cash and cash equivalents	254,321	459,791
Total current assets	1,285,657	1,384,531
Total assets	2,426,727	2,457,724
Liabilities and Equity
Share capital	5,939	5,939
Retained earnings	528,320	498,592
Other reserves	144,690	96,679
Equity attributable to shareholders of the Parent Company	678,949	601,210
Equity attributable to non-controlling interests	53,372	43,094
Total equity	732,321	644,304
Non-current liabilities
Non-current borrowings	184,880	471,646
Other non-current financial liabilities	178,793	167,387
Non-current lease liabilities	332,050	331,409
Non-current provisions for risks and charges	19,581	44,555
Employee benefits	51,584	42,263
Deferred tax liabilities	60,534	53,844
Total non-current liabilities	827,422	1,111,104
Current liabilities
Current borrowings	286,175	157,292
Other current financial liabilities	37,258	33,984
Current lease liabilities	111,457	106,643
Current derivative financial liabilities	2,362	14,138
Current provisions for risks and charges	13,969	14,093
Trade payables and customer advances	270,936	223,037
Tax liabilities	25,999	28,773
Other current liabilities	118,828	124,356
Total current liabilities	866,984	702,316
Total equity and liabilities	€ 2,426,727	€ 2,457,724